Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VICTORY PORTFOLIOS III
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Sep. 01, 2025
Supplement to Prospectus [Text Block]	Victory Portfolios IIIVictory 500 Index Fund
Supplement dated September 24, 2025,
to the Prospectus and Summary Prospectus dated September 1, 2025 (“Prospectus”)The following replaces the Average Annual Total Returns table found under the “Investment Performance” section of the Prospectus.Average Annual Total Returns(For the Periods Ended December 31, 2024)1 Year5 Years10 YearsMEMBER SHARES Before Taxes25.05%14.62%13.01%MEMBER SHARES After Taxes on Distributions24.00%13.70%12.17%MEMBER SHARES After Taxes on Distributions and Sale of Fund Shares15.58%11.59%10.63%REWARD SHARES Before Taxes25.14%14.73%13.12%IndicesS&P 500® Indexreflects no deduction for fees, expenses, or taxes25.02%14.53%13.10%Victory US Large Cap 500 Indexreflects no deduction for fees, expenses, or taxes25.36%14.92%13.39%1Excludes $10 account maintenance fee, which is waived for accounts over $10,000 or more.2Effective December 1, 2023, VettaFi, LLC was approved to administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track. The returns shown reflect those of the benchmark administered, calculated, and published by Wilshire Associates Incorporated, through November 30, 2023, and those of the benchmark administered, calculated, and published by VettaFi, LLC from December 1, 2023, onward. The methodology for calculating benchmark returns is substantially the same with the new benchmark provider.If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.34227-00-0925